Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies - Leases [Table]
Right of use asset, net	$ 20,098	$ 22,383	$ 10,353
Lease liabilities	$ 35,348	$ 37,843	10,995
Accumulated deficit			$ 999